Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2024
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 14 – Concentration of major customers and suppliers

For the fiscal year ended September 30, 2024, two major customers accounted for approximately 38%, and 14% of the Company’s total sales, respectively. For the fiscal year ended September 30, 2023, three major customers accounted for 13%, 13%, and 10% of the Company’s total sales. For the fiscal year ended September 30, 2022, one major customer accounted for 58% of the Company’s total sales. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2024, four major customers accounted for 34%, 29%, 22%, and 12% of the Company’s accounts receivable balance, respectively. As of September 30, 2023, three major customers accounted for 21%, 20%, and 10% of the Company’s accounts receivable balance, respectively.

For the fiscal year ended September 30, 2023, two major suppliers accounted for approximately 37, and 12% of the total purchases, respectively. For the fiscal year ended September 30, 2023, two major suppliers accounted for approximately 14% and 12% of the total purchases, respectively. For the fiscal year ended September 30, 2022, two major suppliers accounted for 35% and 14% of the total purchases, respectively.

As of September 30, 2024, three suppliers accounted for 40%, 23%, and 14% of the Company’s advance to suppliers balance, respectively. As of September 30, 2023, five suppliers accounted for approximately 17%, 16%, 16%, 11%, and 10% of the Company’s advance to suppliers balance, respectively.